Commitments, Contingencies and Guarantees - Schedule of Commitments (Details) $ in Millions	12 Months Ended
Nov. 30, 2019 USD ($)
Guarantor Obligations [Line Items]
2020	$ 8,154.7
2021	232.4
2022 and 2023	85.0
2024 and 2025	14.2
2026 and Later	14.3
Maximum Payout	$ 8,500.6
Guarantor obligation settlement period	3 days
Equity commitments
Guarantor Obligations [Line Items]
2020	$ 174.8
2021	55.2
2022 and 2023	75.0
2024 and 2025	0.0
2026 and Later	14.3
Maximum Payout	319.3
Loan commitments
Guarantor Obligations [Line Items]
2020	250.0
2021	45.0
2022 and 2023	10.0
2024 and 2025	9.3
2026 and Later	0.0
Maximum Payout	314.3
Underwriting commitments
Guarantor Obligations [Line Items]
2020	13.5
2021	0.0
2022 and 2023	0.0
2024 and 2025	0.0
2026 and Later	0.0
Maximum Payout	13.5
Forward starting reverse repos
Guarantor Obligations [Line Items]
2020	5,475.3
2021	0.0
2022 and 2023	0.0
2024 and 2025	0.0
2026 and Later	0.0
Maximum Payout	5,475.3
Forward starting repos
Guarantor Obligations [Line Items]
2020	2,168.8
2021	0.0
2022 and 2023	0.0
2024 and 2025	0.0
2026 and Later	0.0
Maximum Payout	2,168.8
Other unfunded commitments
Guarantor Obligations [Line Items]
2020	72.3
2021	132.2
2022 and 2023	0.0
2024 and 2025	4.9
2026 and Later	0.0
Maximum Payout	209.4
Forward Starting Securities Purchased Under Agreements to Resell Settled
Guarantor Obligations [Line Items]
Maximum Payout	5,475.3
Forward Starting Securities Sold Under Agreements to Repurchase Settled
Guarantor Obligations [Line Items]
Maximum Payout	$ 2,157.7